Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION

Unrestricted Common Stock Awards

During the nine months ended September 30, 2025, the Company granted unrestricted common shares to certain in connection with the terms of their individual employment agreements. As these awards were fully-vested, unrestricted shares, the Company recognized the full amount of $0 and $121,410 for the three and nine months ended September 30, 2025, respectively. This compensation cost is included within Research and Development expenses on the Company’s condensed consolidated and combined statements of operations.

During the three and nine months ended September 30, 2024, the Company granted no unrestricted common shares and 300,000 unrestricted common shares, respectively, to certain executives in connection with the terms of their individual employment agreements. As these awards were fully-vested, unrestricted shares, the Company recognized the full amount of $0 and $1,359,000 for the three and nine months ended September 30, 2024, respectively. This compensation cost is included within Selling, General, and Administrative expenses on the Company’s condensed, consolidated and combined statements of operations.

Restricted Stock Units and Stock Options

During the nine months ended September 30, 2025, the Company granted restricted stock units to certain executives and management in connection with the terms of their individual employment agreements. The Company recognized the amount of $71,049 and $351,157 for the three and nine months ended September 30, 2025, respectively. This compensation cost is included within Research and Development expenses on the Company’s condensed consolidated and combined statements of operations. There were no stock options granted or outstanding during the period ended September 30, 2025.

There were no restricted stock units or stock options granted during the three and nine months ended September 30, 2024. Additionally, there were no restricted stock units or stock options outstanding at either the beginning or the end of the periods ended September 30, 2024.

Warrants

During the three and nine months ended September 30, 2025, the Company granted 0 and 12,000 at-the-money warrants, respectively, to certain executive officers pursuant to the terms of their individual employment agreements. The warrants were fully vested upon grant and expire on February 2, 2029, however, the exercise price has not been established.

There were no warrants granted during the three and nine months ended September 30, 2024. Additionally, there were no warrants outstanding at either the beginning or the end of the periods ended September 30, 2024.

Awards with Market-Based Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive unrestricted shares of common stock if certain stock price targets are met during the term of the respective employment agreements. A stock price target will be satisfied if the 120-day trailing average closing price (based on trading days) of a share of the Company’s common stock equals or exceeds the applicable stock price target, which range from $1,500 to $15,000 per share. The executives could be granted up to 120,000 shares based on attainment of all applicable stock price targets over the term of six years and an estimated fair value of approximately $4,800,000. The Company recorded $278,176, $834,529, $278,176 and $729,839 of expense related to these awards for the three and nine months ended September 30, 2025 and 2024, respectively. This compensation cost is included within Selling, General, and Administrative expenses on the Company’s condensed consolidated and combined statements of operations.

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$40.00
Vested	—	—
Cancelled	—	—
End of period	120,000	$40.00

Awards with Performance Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive cash incentive payments in connection with the Company achieving certain capital raise targets. In addition, these executives can also receive a cash bonus equal to 2.5% of the equity value of the Company (up to $10 million for each executive, totaling $20 million) in an applicable sale of the Company as defined by the terms of the employment agreements. Through September 30, 2025, it was not considered probable that either performance condition would be achieved, and therefore no expense was recorded related to these awards.

NOTE 13 — STOCK-BASED COMPENSATION

Unrestricted Common Stock Awards

During the year ended December 31, 2024, the Company granted unrestricted common shares to certain executives in connection with the terms of their individual employment agreements. As these awards were fully-vested, unrestricted shares, the Company recognized the full amount of $1,359,000 in the period. This compensation cost is included within Selling, general, and administrative expenses on the Company’s consolidated and combined statements of operations. There were no similar common stock grants during the period ended December 31, 2023. The vested shares associated with the awards were not issued during the period ended December 31, 2024.

Restricted Stock Units and Stock Options

There were no restricted stock units or stock options granted during the years ended December 31, 2024 and 2023, respectively. Additionally, there were no restricted stock units or stock options outstanding at either the beginning or the end of the periods ended December 31, 2024 and 2023, respectively.

Awards with Market-Based Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive unrestricted shares of common stock if certain stock price targets are met during the term of the respective employment agreements. A stock price target will be satisfied if the 120-day trailing average closing price (based on trading days) of a share of the Company’s common stock equals or exceeds the applicable stock price target, which range from $1,500 to $15,000 per share. The executives could be granted up to 120,000 shares based on attainment of all applicable stock price targets over the term of six years and an estimated fair value of approximately $4,800,000. The Company recorded $1,008,015 of expense related to these awards for the year ended December 31, 2024. This compensation cost is included within Selling, general, and administrative expenses on the Company’s consolidated and combined statements of operations.

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$0.80
Vested	—	—
Cancelled	—	—
End of period	120,000	$0.80

Awards with Performance Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive cash incentive payments in connection with the Company achieving certain capital raise targets. In addition, these executives can also receive a cash bonus equal to 2.5% of the equity value of the Company (up to $10 million for each executive, totaling $20 million) in an applicable sale of the Company as defined by the terms of the employment agreements. Through December 31, 2024, it was not considered probable that either performance condition would be achieved, and therefore no expense was recorded related to these awards.